UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Ospraie Management, LLC
Address:       320 Park Avenue, 27th Floor
               New York, New York 10022

Form 13F File Number:  28-11391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Michael Wasserman
Name:          Ospraie Management, LLC
Title:         Chief Compliance Officer
Phone:         212-602-5000


Signature, Place, and Date of Signing:

/s/ Michael Wasserman               New York, NY                     8/13/09
---------------------               ------------                    --------
   [Signature]                      [City, State]                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                            TITLE              VALUE     SHRS/      SH/  PUT/   OTHER        INVESTMENT        VOTING AUTHORITY
NAME OF ISSUER              OF CLASS CUSIP     (x$1000)  PRN AMT    PRN  CALL   MANAGERS     DISCRETION     SOLE    SHARED   NONE
--------------------------- --------  -------- -------- -------- ------ ------ ---------- ------------- ----------- ------ ---------
ARCHER DANIELS MIDLAND CO   COM      039483102      268  10,000     SH          N/A          SOLE         10,000
CF INDS HLDGS INC           COM      125269100      371   5,000     SH          N/A          SOLE          5,000
CIMAREX ENERGY CO           COM      171798101      453  16,000     SH          N/A          SOLE         16,000
CONCHO RES INC              COM      20605p101      215   7,500     SH          N/A          SOLE          7,500
COSAN LTD                   SHS A    G25343107      285  55,000     SH          N/A          SOLE         55,000
FMC CORP                    COM      30249u101      237   5,000     SH          N/A          SOLE          5,000
KHD HUMBOLDT WEDAG INTL LTD COM      482462108      167  20,000     SH          N/A          SOLE         20,000
MONSANTO CO                 COM      61166w101      261   3,500     SH          N/A          SOLE          3,500
NEWFIELD EXPL CO            COM      651290108      327  10,000     SH          N/A          SOLE         10,000
OCCIDENTAL PETE CORP DEL    COM      674599105      197   3,000     SH          N/A          SOLE          3,000
SEABOARD CORP               COM      811543107       66      59     SH          N/A          SOLE             59
SUNCOR ENERGY INC           COM      867229106      228   7,500     SH          N/A          SOLE          7,500

                                  12              3,075


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         12
Form 13F Information Table Value Total:         3,075
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE